Innovator IBD Breakout Opportunities ETF
Schedule of Investments
January 31, 2025 (Unaudited)

COMMON STOCKS - 99.8%	Shares	Value
Aerospace/Defense - 3.8%
Embraer SA - ADR (a)(b)	3,696	$151,425
General Electric Co.	770	156,749
RTX Corp.	1,820	234,689
		542,863

Airlines - 0.3%
SkyWest, Inc. (a)	301	36,397

Apparel - 2.9%
Birkenstock Holding PLC (a)	574	33,946
On Holding AG - Class A (a)(b)	2,527	151,317
Skechers USA, Inc. - Class A (a)	3,003	226,246
		411,509

Auto Parts & Equipment - 0.2%
Allison Transmission Holdings, Inc.	287	33,734

Banks - 3.4%
Bancorp, Inc. (a)	4,109	250,895
NB Bancorp, Inc. (a)	12,005	230,016
		480,911

Building Materials - 4.7%
AAON, Inc.	1,148	133,604
CRH PLC	2,632	260,647
Modine Manufacturing Co. (a)	2,016	204,523
Trane Technologies PLC	189	68,560
		667,334

Commercial Services - 2.7%
API Group Corp. (a)	5,978	228,061
Corpay, Inc. (a)	203	77,240
Toast, Inc. - Class A (a)(b)	1,932	79,057
		384,358

Computers - 3.5%
Crowdstrike Holdings, Inc. - Class A (a)	203	80,808
ExlService Holdings, Inc. (a)	700	35,182
Hewlett Packard Enterprise Co.	6,244	132,311
Pure Storage, Inc. - Class A (a)(b)	3,689	250,077
		498,378

Diversified Financial Services - 5.3%
Ameriprise Financial, Inc.	133	72,267
Houlihan Lokey, Inc.	406	73,778
Interactive Brokers Group, Inc. - Class A (b)	154	33,486
Nasdaq, Inc.	938	77,235
Perella Weinberg Partners	1,323	34,160
Qifu Technology, Inc. - ADR	1,904	75,970
SEI Investments Co.	2,688	232,727
StepStone Group, Inc. - Class A	2,366	151,613
		751,236

Electric - 2.6%
Constellation Energy Corp.	763	228,885
Vistra Corp.	798	134,088
		362,973

Electrical Components & Equipment - 2.8%
AMETEK, Inc.	1,414	260,968
Eaton Corp. PLC	413	134,820
		395,788

Electronics - 1.6%
Garmin Ltd.	357	77,058
Woodward, Inc.	812	150,423
		227,481

Engineering & Construction - 1.8%
EMCOR Group, Inc.	63	28,228
Fluor Corp. (a)	4,186	201,807
IES Holdings, Inc. (a)	119	26,332
		256,367

Entertainment - 1.6%
Flutter Entertainment PLC (a)	854	227,992

Food - 3.4%
Performance Food Group Co. (a)	2,569	232,007
Sprouts Farmers Market, Inc. (a)	1,554	246,060
		478,067

Healthcare-Products - 4.0%
Insulet Corp. (a)	273	75,998
Merit Medical Systems, Inc. (a)	1,456	158,529
ResMed, Inc. (b)	301	71,090
Stryker Corp.	672	262,947
		568,564

Healthcare-Services - 1.1%
HealthEquity, Inc. (a)	1,421	156,907

Home Furnishings - 0.5%
SharkNinja, Inc. (a)	686	76,702

Insurance - 3.8%
Globe Life, Inc. (b)	2,233	272,627
Hamilton Insurance Group Ltd. - Class B (a)	13,993	267,686
		540,313
Internet - 5.9%
GoDaddy, Inc. - Class A (a)	1,099	233,702
Hims & Hers Health, Inc. (a)	4,928	183,716
JD.com, Inc. - ADR	1,869	76,106
Magnite, Inc. (a)	4,466	76,815
Meta Platforms, Inc. - Class A	56	38,594
Palo Alto Networks, Inc. (a)	812	149,749
Trip.com Group Ltd. - ADR (a)(b)	1,064	74,661
		833,343

Iron/Steel - 0.5%
Carpenter Technology Corp.	364	70,274

Machinery-Construction & Mining - 3.5%
Argan, Inc.	203	27,770
BWX Technologies, Inc.	1,785	201,580
GE Vernova, Inc.	546	203,593
Vertiv Holdings Co. - Class A	518	60,616
		493,559

Machinery-Diversified - 3.7%
Mueller Water Products, Inc. - Class A	11,494	264,362
Westinghouse Air Brake Technologies Corp.	1,274	264,890
		529,252

Mining - 1.1%
Agnico Eagle Mines Ltd. (b)	1,694	157,440

Miscellaneous Manufacturing - 2.0%
Parker-Hannifin Corp.	392	277,164

Oil & Gas - 2.2%
Matador Resources Co.	1,246	72,268
Range Resources Corp.	6,629	245,538
		317,806

Oil & Gas Services - 1.6%
Aris Water Solutions, Inc. - Class A	2,562	65,408
Baker Hughes Co.	3,339	154,195
		219,603

Pharmaceuticals - 0.2%
Catalyst Pharmaceuticals, Inc. (a)	1,526	34,427

Pipelines - 6.7%
DT Midstream, Inc.	2,387	241,278
Enterprise Products Partners LP	6,797	221,922
MPLX LP	5,131	266,863
Western Midstream Partners LP (b)	5,390	221,799
		951,862

Private Equity - 1.8%
Blackstone, Inc.	1,225	216,960
P10, Inc. - Class A	2,499	34,136
		251,096

Retail - 4.5%
Boot Barn Holdings, Inc. (a)(b)	1,575	253,339
Burlington Stores, Inc. (a)	784	222,601
Dutch Bros, Inc. - Class A (a)	2,527	157,988
		633,928

Semiconductors - 3.1%
Broadcom, Inc.	140	30,978
KLA Corp.	357	263,552
Nova Ltd. (a)	602	147,598
		442,128

Software - 9.8%
AppLovin Corp. - Class A (a)	98	36,220
Atlassian Corp. - Class A (a)	133	40,802
BILL Holdings, Inc. (a)	2,429	235,054
Descartes Systems Group, Inc. (a)	287	33,243
Gitlab, Inc. - Class A (a)	2,352	171,131
HubSpot, Inc. (a)	49	38,197
Intapp, Inc. (a)	497	35,431
Manhattan Associates, Inc. (a)	119	24,822
Oracle Corp.	826	140,470
ServiceNow, Inc. (a)	28	28,515
Twilio, Inc. - Class A (a)	1,953	286,271
Vertex, Inc. - Class A (a)(b)	602	34,765
Viant Technology, Inc. - Class A (a)	12,978	287,203
		1,392,124

Telecommunications - 3.2%
Corning, Inc.	4,907	255,556
Credo Technology Group Holding Ltd. (a)	2,835	198,507
		454,063
TOTAL COMMON STOCKS (Cost $13,789,945)		14,155,943

SHORT-TERM INVESTMENTS - 11.0%		Value
Investments Purchased with Proceeds from Securities Lending - 11.0%	Units
Mount Vernon Liquid Assets Portfolio, LLC, 4.49% (c)	1,559,641	1,559,641
TOTAL SHORT-TERM INVESTMENTS (Cost $1,559,641)		1,559,641

TOTAL INVESTMENTS - 110.8% (Cost $15,349,586)		15,715,584
Money Market Deposit Account - 0.2% (d)		34,417
Liabilities in Excess of Other Assets - (11.0)%		(1,562,744)
TOTAL NET ASSETS - 100.0%		$14,187,257
two		–%
Percentages are stated as a percent of net assets.		–%

ADR - American Depositary Receipt
LP Limited Partnership
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of January 31, 2025. The total market value of these securities was $1,488,188 which represented 10.5% of net assets.
(c)	The rate shown represents the 7-day annualized effective yield as of January 31, 2025.
(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of January 31, 2025 was 4.20%.

Summary of Fair Value Disclosure as of January 31, 2025 (Unaudited)

Innovator IBD Breakout Opportunities ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of January 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$14,155,943	$–	$–	$14,155,943
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	1,559,641
Total Investments	$14,155,943	$–	$–	$15,715,584

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $1,559,641 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

Allocation of Portfolio Holdings as of January 31, 2025
(% of Net Assets)

Common Stocks	$14,155,943	99.8%
Investments Purchased with Proceeds from Securities Lending	1,559,641	11.0
Money Market Deposit Account	34,417	0.2
Liabilities in Excess of Other Assets	(1,562,744)	(11.0)
	$14,187,257	100.0%